EQUITY (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of distribution of capital
The subscribed and paid-in share capital was R$60,071,416 and R$62,071,416 as of December 31, 2025 and 2024, respectively, represented by shares, all common, book-entry and without par value, distributed as follows:

	12.31.2025		12.31.2024
Shareholders	Number	%	Number (Adjusted)	%
Controlling Group	2,488,480,640	77.13%	2,488,480,640	76.30%
Telefónica, S.A.	1,268,797,680	39.33%	1,268,797,680	38.90%
Telefónica Latinoamérica Holding, S.L.	1,217,810,000	37.74%	1,217,810,000	37.34%
Telefónica Móviles Chile, S.A.	1,872,960	0.06%	1,872,960	0.06%
Other shareholders (Free Float)	707,125,712	21.91%	764,884,568	23.46%
Treasury Shares	30,940,270	0.96%	7,922,184	0.24%
Total shares	3,226,546,622	100.00%	3,261,287,392	100.00%
Treasury Shares	(30,940,270)		(7,922,184)
Total shares outstanding	3,195,606,352		3,253,365,208

Book value per outstanding share:
On 12.31.2025				R$	21.51
On 12.31.2024 - Adjusted				R$	21.43

Schedule of treasury shares
Below, we present the movements of treasury shares, described in items c) and d) of this Note.

	Number of shares			Values
	Capital reserves	Income reserves	Total	Capital reserves	Income reserves	Total
Equity on December 31, 2023 (adjusted)	8,712	—	8,712	(194)	—	(194)
Share buybacks (adjusted)	—	51,802,800	51,802,800	—	(1,299,583)	(1,299,583)
Share cancellations (adjusted)	—	(43,889,328)	(43,889,328)	—	1,099,584	1,099,584
Equity on December 31, 2024 (adjusted)	8,712	7,913,472	7,922,184	(194)	(199,999)	(200,193)
Share buybacks	—	57,758,856	57,758,856	—	(1,746,480)	(1,746,480)
Share cancellations	(1,122)	(34,739,648)	(34,740,770)	30	928,892	928,922
Equity on December 31, 2025	7,590	30,932,680	30,940,270	(164)	(1,017,587)	(1,017,751)

Schedule of allocation of interim dividends and interest on equity
At meetings of the Company's Board of Directors, interest on equity was declared, in accordance with article 26 of the Company's Bylaws, article 9 of Law No. 9,249/1995 and CVM Resolution No. 143/2022. As provided for in article 26 of the Company's Bylaws, such interest will be attributed to the mandatory dividend for the year ending on December 31, 2025, ad referendum of the Shareholders' AGM to be held in 2026, as follows:

Dates
Deliberation	Credit	Payment date	Gross Amount	Net Value	Amount per Share, Net
02.13.2025	02.24.2025	12.02.2025	180,000	153,000	0.04714626133
03.13.2025	03.24.2025	12.02.2025	200,000	170,000	0.05246778188
04.01.2025	04.11.2025	04.30.2026	240,000	204,000	0.06296133934
05.12.2025	05.22.2025	04.30.2026	500,000	425,000	0.13116945695
06.12.2025	06.23.2025	04.30.2026	200,000	170,000	0.05264314492
07.14.2025	07.25.2025	04.30.2026	330,000	280,500	0.08715426995
08.14.2025	08.25.2025	04.30.2026	250,000	212,500	0.06624319750
09.11.2025	09.22.2025	04.30.2026	400,000	340,000	0.10608541339
10.14.2025	10.27.2025	04.30.2026	380,000	323,000	0.10078114272
11.13.2025	11.24.2025	04.30.2026	340,000	289,000	0.09035622247
12.16.2025	12.29.2025	04.30.2026	350,000	297,500	0.09309657299
		Total	3,370,000	2,864,500
In 2024
At the Annual General Meeting held on April 25, 2025, the administrators' accounts were approved, and the Management Report and Financial Statements, accompanied by the Independent Auditors' Report, the Audit and Control Committee's Opinion, and the Fiscal Council's Opinion, relating to the fiscal year ended December 31, 2024, as well as the proposal for the allocation of the result of said fiscal year 2024, were examined, discussed and voted on.
During the 2024 fiscal year, the Company allocated interim interest on equity, which was imputed to mandatory dividends, as follows:

Dates
Deliberation	Credit	Payment date	Gross Amount	Net Value	Amount per Share, Net
03.14.2024	03.28.2024	12.17.2024	300,000	255,000	0.07715190253
04.16.2024	04.29.2024	12.17.2024	380,000	323,000	0.09779002985
06.14.2024	06.26.2024	12.17.2024	175,000	148,750	0.04514626499
07.15.2024	07.26.2024	04.30.2025	650,000	552,500	0.16814026479
08.14.2024	08.26.2024	04.30.2025	400,000	340,000	0.10376995616
12.12.2024	12.26.2024	04.30.2025	1,200,000	1,020,000	0.31352151843
Total			3,105,000	2,639,250

Schedule of calculation of dividends and interest on equity
The table below shows the calculation of dividends and interest on equity for 2025 and 2024:

	2025	2024
Net income for the year	6,167,906	5,547,948
(-) Allocation to legal reserve	(308,395)	(277,397)
(-) Tax incentives – not distributable	(7,559)	(113,352)
Adjusted net income	5,851,952	5,157,199

IOE allocated for the year (gross)	(3,370,000)	(3,105,000)
Interim interest on equity (gross)	(3,370,000)	(3,105,000)

Unallocated net profit balance	2,481,952	2,052,199

(+) Unclaimed dividends and interest on equity	150,553	126,977
(+) Actuarial gains recognized and effect of limitation of surplus plan assets, net of taxes and other changes	10,157	367,299
(-) Share buyback and cancellation - share buyback programs	—	(1,099,584)
Income available for allocation	2,642,662	1,446,891

Proposal for allocation:
Reserve for shareholder remuneration and investments	2,642,662	1,446,891
Total	2,642,662	1,446,891

Mandatory minimum dividend – 25% of adjusted net income	1,462,988	1,289,300

Schedule of changes in equity valuation adjustment
The changes in equity valuation adjustments, net of gains or losses and of taxes, when applicable, were as follows:

	Currency translation effects – foreign investments	Financial assets at fair value through other comprehensive income	Derivative transactions	Total
Balance on December 31, 2023	56,576	(9,274)	(593)	46,709
Translation losses	24,566	—	—	24,566
Losses from derivatives	—	—	593	593
Losses on financial assets at fair value through other comprehensive income	—	(13)	—	(13)
Balance on December 31, 2024	81,142	(9,287)	—	71,855
Translation gains	813		—	813
Losses from derivatives	—	—	(47,595)	(47,595)
Losses on financial assets at fair value through other comprehensive income	—	(20)	—	(20)
Balance on December 31, 2025	81,955	(9,307)	(47,595)	25,053

Schedule of consolidated information presented the amounts of interest held by controlling and non-controlling shareholders

	IoTCo Brasil	Vivo Ventures	FiBrasil	CloudCo Brasil	Total
Equity on December 31, 2023	96,607	43,055	—	22,746	162,408
Company	48,313	42,195	—	11,375	101,883
Non-controlling shareholders	48,294	860	—	11,371	60,525

Company	6,316	92,651	—	1,184	100,151
Capital contributions in investees	—	97,449	—	—	97,449
Movements in equity	(2,001)	—	—	15	(1,986)
Movements in the statements of income	8,317	(4,798)	—	1,169	4,688

Non-controlling shareholders	6,313	1,892	—	1,183	9,388
Capital contributions in investees	—	1,990	—	—	1,990
Movements in equity	(2,000)	—	—	14	(1,986)
Movements in the statements of income	8,313	(98)	—	1,169	9,384

Equity on December 31, 2024	109,236	137,598	—	25,113	271,947
Company	54,629	134,846	—	12,559	202,034
Non-controlling shareholders	54,607	2,752	—	12,554	69,913

Company	(54,629)	109,803	1,233,653	62,635	1,351,462
Capital contributions in investees	—	89,828	—	—	89,828
Business combination - FiBrasil - Fair Value	—	—	1,230,252	—	1,230,252
Movements in equity	—	—	15	(100)	(85)
Movements in result	1,490	19,975	3,386	6,616	31,467
Merger of IoTCo Brasil by CloudCo Brasil	(56,119)	—	—	56,119	—

Non-controlling shareholders	(54,607)	2,241	200,829	62,607	211,070
Capital contributions in investees	—	1,833	—	—	1,833
Business combination - FiBrasil - Fair Value	—	—	199,695	—	199,695
Movements in equity	—	—	5	(100)	(95)
Movements in result	1,489	408	1,129	6,611	9,637
Merger of IoTCo Brasil by CloudCo Brasil	(56,096)	—	—	56,096	—

Equity on December 31, 2025	—	249,642	1,434,482	150,355	1,834,479
Company	—	244,649	1,233,653	75,194	1,553,496
Non-controlling shareholders	—	4,993	200,829	75,161	280,983

Schedule of calculation of earnings per share
Basic and diluted earnings per share were calculated by dividing profit attributed to the Company's shareholders by the weighted average number of outstanding common and preferred shares. The Company does not hold any potential dilutive shares outstanding that could result in the dilution of earnings per share.

	2025	2024	2023
Net profit for the year attributed to shareholders holding shares	6,167,906	5,547,948	5,029,389
Weighted average of common shares outstanding (in thousands) - (2024 and 2023 - adjusted)	3,223,658	3,286,264	3,317,207
Basic and diluted results per common share (R$) - (2024 and 2023 - adjusted)	1.91	1.69	1.52